Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Royalties	$ 24,020,334	$ 26,614,880	$ 20,633,285
Interest Earned	36,750	48,230	74,734
Rent and other income	98,968	75,429	157,787
TOTAL REVENUES	24,156,052	26,738,539	20,865,806
EXPENSES
Royalty costs	4,623	4,623	4,623
Real estate and payroll taxes	167,249	190,042	169,792
Inspection and care of properties	629,108	596,476	590,463
Administrative and general	2,554,260	2,280,596	2,018,365
Depreciation and amortization	732,379	618,991	613,721
TOTAL EXPENSES	4,087,619	3,690,728	3,396,964
NET INCOME	$ 20,068,433	$ 23,047,811	$ 17,468,842
Weighted-average shares outstanding	1,500,000	1,500,000	1,500,000
BASIC & DILUTED EARNINGS PER SHARE	$ 13.38	$ 15.37	$ 11.65